Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2014
Prospectus Date	rr_ProspectusDate	Mar. 26, 2014
Guggenheim Risk Managed Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Risk Managed Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Risk Managed Real Estate Fund (the “Fund”) seeks to provide total return, comprised of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 35 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Sales Charges—Class A Shares” section on page 18 of the Fund’s prospectus and the “How to Purchase Shares” section on page 43 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not yet commenced operations.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry. The Fund seeks to manage investment risk by taking both long and short positions in real estate investments.

The Fund will consider an issuer to be primarily engaged in the real estate industry if it is primarily engaged in: (i) the ownership, construction, management, financing, leasing, brokering, or sale of residential, commercial, or industrial real estate, or (ii) the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

Equity securities in which the Fund may invest include common stocks, REITs and other investment vehicles primarily engaged in the real estate industry, ETFs, exchange-traded notes (“ETNs”) giving exposure to real estate markets, and American Depository Receipts (“ADRs”). The Fund may take a long position by buying a security that Guggenheim Partners Investment Management, LLC (the “Investment Manager”) believes will appreciate, or it may sell a security short by first borrowing it from a third party with the intention to sell it later at a market price. The Fund may also obtain exposure to long and short positions by entering into swap agreements. Short positions may be used either to hedge long positions or to seek positive returns where the Investment Manager believes the security will depreciate. The Fund may dynamically adjust its level of long and short exposure to the real estate markets over time based on macroeconomic, industry-specific, and other factors. However, the Investment Manager expects the Fund’s net exposure over time will be long biased. The Fund may reinvest the proceeds of its short sales by taking additional long positions, or it may use leverage to maintain long positions in excess of 100% of net assets.

To enhance the Fund’s exposure to real estate markets and to seek to increase the Fund’s returns, at the discretion of the Investment Manager, the Fund’s long and short positions in equities may be combined with investments in derivatives. The derivatives in which the Fund may invest include swap agreements; options on securities, futures contracts, and stock indices; stock index futures contracts; and other derivatives. These investments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, to increase returns, to generate income, or to seek to manage volatility of the portfolio. The Fund intends to borrow from banks to take larger positions and to seek an enhanced return.

While the Fund will principally invest in securities listed, traded or dealt in the United States, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies.

The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others, changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and changes in the real estate values and interest rates. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations.

REITs Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Concentration Risk—Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. By concentrating in the real estate industry, the Fund is subject to the risks specifically affecting that industry more than a fund that invests across a variety of industries.

Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks also are specific to the derivatives in which the Fund invests.

Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Exchange-Traded Notes Risk—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying investments, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced investments. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk (which includes the risk that the issuer may fail).

Foreign Securities Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to risks common to foreign securities as well as fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading.

Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk—Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced since 2007. Furthermore, the Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful.

Market Risk—The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

Non-Diversification Risk—The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected by the Fund. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information is available by calling 800.820.0888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com
Guggenheim Risk Managed Real Estate Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.94%	[1]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	2.39%	[2]
Remaining Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	3.69%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	829
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,597
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	829
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,597
Guggenheim Risk Managed Real Estate Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.94%	[1]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	2.39%	[2]
Remaining Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	4.44%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,391
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	445
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,391
Guggenheim Risk Managed Real Estate Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	2.74%	[1]
Short Sales Dividend and Interest Expense	rr_Component3OtherExpensesOverAssets	2.39%	[2]
Remaining Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	3.49%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	352
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	352
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,071

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year and may vary based on actual investments.
[3]	The Investment Manager has contractually agreed through April 1, 2015 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.30%, Class C-2.05%, and Institutional Class-1.10%. The Fund may have "Total Annual Fund Operating Expenses After Fee Waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund's Board of Trustees, subject to the recoupment rights of the Investment Manager.